DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS
16.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk	management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Commodity	price and currency risk

The market price of gold, denominated in U.S. dollars, exposes the Group to transaction and translation exposure from fluctuations in foreign currency exchange rate. Accordingly, the significant fluctuation in the price of gold affects the Group’s results. As at December 31, 2013 and 2012 there were no material foreign currency exposures. The Group does not currently hedge the exposure to commodity price and currency risk.

Concentration	of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the Audit Committee and is applied under the supervision of the Executive Committee. Facilities requiring margin payments are not engaged.

Interest	rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair	value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, related party receivables, accounts payable, related party payables and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental rehabilitation obligation funds approximate fair value as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans approximate fair value as they are subject to market based floating rates.

The	estimated fair values of the Group’s financial instruments are:

	December 31, 2013		December 31, 2012
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	104.7	104.7	34.0	34.0
Restricted cash	39.6	39.6	—	—
Receivables	63.9	63.9	42.5	42.5
Current portion of financial guarantee receivable	5.0	5.0	—	—
Related party receivables	—	—	64.0	64.0
Non-current investments	153.7	153.7	155.5	155.5
Financial guarantee receivable	23.1	23.1	—	—
Financial liabilities
Accounts payable and provisions	162.7	162.7	159.7	159.7
Related party payables	—	—	2,000.7	2,000.7
Financial guarantee liability	28.3	28.3	—	—
Short-term and current portion of long-term loans	48.3	48.3	—	—
Long-term loans	144.2	144.2	492.5	492.5

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2—Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3—Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2013		December 31, 2012
	Environmental rehabilitation obligation funds	Unlisted investments	Environmental rehabilitation obligation funds	Unlisted investments
Level 1	153.6	—	125.3	—
Level 2	—	—	30.0	—
Level 3	—	0.1	—	0.2

	153.6	0.1	155.3	0.2

The Group investments held in environmental funds comprises interest-bearing short-term investments of $153.6 million (2012: $125.3 million) are valued using quoted market prices and investments of $nil (2012: $30.0 million) are valued using inputs other than quoted prices that are observable for the assets. There was no change in the fair value of unlisted investments at each reporting date.

Derivative	contracts

There were no outstanding derivative contracts at each reporting date.